5. Investments (Sept 2020 Note) (Details Narrative) - USD ($)	1 Months Ended		12 Months Ended
	Sep. 24, 2020	Jan. 24, 2020	Dec. 31, 2019	Dec. 31, 2018
Attorney's fees			$ 0	$ 28,649
Mr Pullar [Member]
Number of shares issued	1,000,000
Stock issued per share	$ 0.001
Fully vested warrant	$ 400,000
Exercise price	$ 1.00
TGH [Member]
Total consideration		$ 370,000
Attorney's fees		$ 25,000